Cash and Cash Equivalents - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Restricted cash used as collateral by the banks for the issuance of bills to suppliers	¥ 231.1		¥ 31.6		$ 32.6
Restricted money relates to retention money deposited in a joint signatory account with the buyer of subsidiaries			40.1
Undrawn borrowing facilities	295.0		492.8		$ 41.6
Loan commitment fee incurred	¥ 0.2		¥ 0.2	¥ 0.2
Short term deposits maturity	3 months	3 months
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	1.50%		1.30%		1.50%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	3.15%		3.28%		3.15%
Loan commitment fee incurred | $		$ 0.1